FINANCE LEASE LIABILITY - Schedule of Finance Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Finance lease liability, current portion	$ 0	$ 419,341
Total finance lease liabilities	$ 0	$ 419,341